STATEMENTS OF CASH FLOWS (Restated) - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Cash Flows from Operating Activities:
Net income (loss)	$ 1,028,313	$ 1,291,894	$ (378,919)	$ (9,894)	$ (234,600)	$ (1,531,192)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Formation costs paid by Sponsor			5,000
Interest earned on marketable securities held in Trust Account	(23,949)	(546,631)	(414,479)			(744,021)
Change in fair value of warrant liabilities	(1,191,900)	(945,300)	616,500	411,000	575,400	1,479,600
Transaction costs allocable to warrant liabilities			4,078
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(38,928)	(46,012)	(129,666)			64,365
Accounts payable and accrued expenses	57,891	(12,501)	65,716			144,016
Net cash used in operating activities	(168,573)	(258,550)	(231,770)			(587,232)
Cash Flows from Investing Activities:
Investment of cash into Trust Account			(138,000,000)
Net cash provided by (used in) investing activities	0		(138,000,000)
Cash Flows from Financing Activities
Proceeds from sale of Units, net of underwriting discounts paid			135,240,000
Proceeds from sale of Private Warrants			4,110,000
Proceeds from convertible promissory note - related party						500,000
Repayment of promissory note - related party			(93,798)
Payment of offering costs			(312,370)
Net cash used in (provided by) financing activities	0		138,943,832			500,000
Net Change in Cash	(168,573)	(258,550)	712,062			(87,232)
Cash - Beginning	624,830	712,062		712,062	712,062	712,062
Cash - Ending	456,257	453,512	712,062			624,830
Supplemental Disclosure of Non-Cash Investing and Financing activities:
Initial classification of ordinary shares subject to possible redemption			132,539,620
Change in value of ordinary shares subject to possible redemption	$ (1,028,320)	$ (1,291,890)	(321,930)	$ (9,900)	$ (234,600)	$ (1,531,200)
Initial classification of warrant liabilities			1,356,300
Issuance of Representative Shares			1,137
Payment of offering costs through promissory note - related party			88,798
Offering costs paid directly by shareholder in exchange for issuance of ordinary shares			$ 25,000